STAFF COSTS	12 Months Ended
Dec. 31, 2024
STAFF COSTS
Staff costs	NOTE 5 – STAFF COSTS
Employee Information
Staff costs included in operating expenses relate to the 109 seafarers employed under Danish contracts (2023: 105, 2022:100).
The average number of employees is calculated as a full-time equivalent (FTE).
The Executive Director is, in the event of termination by the Company, entitled to a severance payment of up to 12 months' salary.

USDm	2024	2023	2022
Total staff costs
Staff costs included in operating expenses	9.6	8.6	7.7
Staff costs included in administrative expenses	77.3	69.3	42.0
Total	86.9	77.9	49.7

Staff costs comprise the following
Wages and salaries	47.3	46.9	38.8
Share-based compensation	30.3	23.0	2.9
Pension costs	4.2	3.8	3.3
Other social security costs	0.4	1.4	1.5
Other staff costs	4.7	2.8	3.2
Total	86.9	77.9	49.7

Average number of permanent employees
Seafarers	109	105	100
Land-based	498	468	386
Total	607	573	486
At the end of 2024 TORM has a pool of 3,677 (2023: 3,271, 2022: 3,218) seafarers.
The majority of seafarers on vessels are on short-term contracts. The average number of seafarers on board vessels on short-term contracts in 2024 was 1,721 (2023: 1,625, 2022: 1,565).
Total seafarers’ costs in 2024 were USD 141.4m (2023: USD 127.1m, 2022: USD 124.9m), which is included in “Operating expenses” of which USD 131.8m (2023: USD 118.5m, 2022: USD 117.2m) pertains to cost for seafarers on board vessels on short term contracts and USD 9.6m (2023: USD 8.6m, 2022: USD 7.7m) pertains to cost for seafarers employed under the Danish contract as indicated in the staff costs table above.

USD '000	2024	2023	2022
Non-Executive Board and Committee remuneration, short term
Christopher H. Boehringer	212	214	210
David N. Weinstein	217	219	207
Göran Trapp	163	164	155
Annette Malm Justad	163	164	155
Total	755	761	727
NOTE 5 – continued
Executive Management

USD '000	Salary	Taxable benefits	Annual performance bonus	Share-based payment	Total
Executive Management remuneration
Jacob Meldgaard
2022, TORM A/S¹⁾	1,040	39	593	—	1,672
2022, TORM plc¹⁾	72	—	—	439	511
2023, TORM A/S¹⁾	1,119	40	1,277	—	2,436
2023, TORM plc¹⁾	77	—	—	4,383	4,460
2024, TORM A/S¹⁾	1,141	40	1,233	—	2,414
2024, TORM plc¹⁾	76	—	—	5,530	5,606
¹⁾ Paid by legal entity as noted.
Senior Management Team
The aggregated compensation expensed by the Group to the three (2023: three, 2022: three) other members of the Senior Management
Team in 2024 (excluding CEO Jacob Meldgaard) was USD 9.5m (2023: USD 7.5m, 2022: USD 2.8m), which includes an aggregate of
USD 0.1m (2023: USD 0.1m, 2022: USD 0.1m) allocated for pensions (defined contribution plans) and share-based payment of USD
7.5 m (2023: 6.0m, 2022: 0.7m)  for these individuals.
LTIP element of CEO Jacob Meldgaard's remuneration package 2024:

	Ordinary	Ordinary	Retention	Ordinary
Grant Date	23-Mar-22	29-Mar-23	29-Mar-23	07-Mar-24
RSU LTIP grant¹⁾	255,200	255,200	300,000	255,200
Exercise price per share	DKK 58.00	DKK 220.60	USD 0.01	USD 258.40
RSU grant value assuming 100% vesting	USD 0.5m	USD 2.5m	USD 10.7m	USD 1.9m
¹⁾ LTIP award is fixed by the Board of Directors and was communicated via company announcement no. 9 dated March 23, 2022, announcement no.9 dated March 29, 2023 and announcement no.9 dated March 7, 2024, therefore there is no minimum or maximum for 2022, 2023 and 2024.
TORM operates an equity-settled, share-based compensation plan. The fair value of the employee services received in exchange for the grant of shares is recognized as an expense and allocated over the vesting period. Employment in TORM throughout the period is in most cases a prerequisite for upholding the full vesting rights in the RSU program. For voluntary leavers subject to the Danish
Stock Options Act, the RSUs will vest in accordance with the vesting schedule, but for all other leavers, all unvested RSUs shall be immediately forfeited for no consideration. Options are granted under the plan for no consideration and carry no dividend or voting rights.
In accordance with its Remuneration Policy, TORM has granted the CEO a number of Restricted Share Units (RSUs). There are no performance conditions associated with this grant of RSUs.
Refer to Long-Term Incentive Program – restricted share units granted to the executive director on page 178 in the Annual Report
2024 for further information. The original RSUs granted to the CEO in 2016 vested in equal installments over a five years period.
Subsequent awards vest in equal installments over three years.
NOTE 5 – continued
Vested RSUs may be exercised for a period of 360 days from each vesting date. Details of the CEO’s awards and interests in
Restricted Share Units are set out on page 116.
The single figure remuneration table for the CEO does not include any amounts in relation to the RSU awards as there are no performance conditions associated with this grant of RSUs.
As detailed in announcement no. 9 issued on March 23, 2022, the CEO was granted a total of 255,200 RSUs which will vest in equal amounts over the next three years. The first amount could be exercised from January 01, 2023. The exercise price for each RSU is
DKK 58.0, corresponding to the average price of TORM shares in the 90 calendar days preceding the publication of TORM plc’s 2021
Annual Report plus a 15% premium. Vested RSUs may be exercised for a period of 360 days from each vesting date.
As detailed in announcement no. 9 issued on March 29, 2023, the CEO was granted a total of 255,200 RSUs which will vest in equal amounts over the next three years. The first amount could be exercised from January 01, 2024. The exercise price for each RSU is
DKK 220.6, corresponding to the average price of TORM shares in the 90 calendar days preceding the publication of TORM plc’s
2022 Annual Report plus a 15% premium adjusted for the dividend payment related to TORM’s fourth quarter 2022 results. Vested
RSUs may be exercised for a period of 360 days from each vesting date. In addition to the RSUs granted above, the CEO is granted a total of 300,000 RSUs in the Additional Retention Program on similar terms as outlined above, with the exception that the strike price for these RSUs is set to one US cent and that all RSUs will vest on March 01, 2026.
As detailed in announcement no. 9 issued on March 07, 2024, the CEO was granted a total of 255,200 RSUs which will vest in equal amounts over the next three years. The first amount could be exercised from January 01, 2025. The exercise price for each RSU is
DKK 258.4 corresponding to the average price of TORM shares in the 90 calendar days preceding the publication of TORM plc’s
2023 Annual Report plus a 15% premium. Vested RSUs may be exercised for a period of 360 days from each vesting date.
Long-term employee benefit obligations
The obligation comprises an obligation under the incentive programs to deliver Restricted Share Units in TORM plc at a determinable price to the entity's key personnel, including the CEO. The RSUs granted entitle the holder to acquire one TORM A-share.
The program comprises the following number of shares in TORM plc:

Number of shares (1,000)	2024	2023	2022
Outstanding as of January 01	4,417.7	2,424.0	2,372.9
Granted during the period¹⁾	1,506.4	3,136.6	1,393.0
Exercised during the period	(1,345.4)	(1,137.6)	(1,078.0)
Expired/forfeited during the period	(122.1)	(5.3)	(263.9)
Outstanding as of December 31	4,456.6	4,417.7	2,424.0

Exercisable as of December 31	—	—	—
¹⁾ Includes additional 36,259 RSUs granted in 2024 to adjust for the impact of dividends on the share price in accordance with the original terms of the grant. No modifications to the terms of the grant in the RSU program have occurred.
In 2022, the Board of Directors agreed to grant a total of 1,137,770 RSUs to other management. The vesting period of the program is three years for key employees. The exercise price is set at DKK 58.0 The exercise period is 360 days from each vesting date. The fair value of the options granted in 2022 was determined using the Black-Scholes model and is not material. The average remaining contractual life for the restricted shares as of December 31, 2022 was 1.5 years, and as of December 31, 2024 was 0.0 years.
In 2023, the Board of Directors agreed to grant a total of 1,248,153 RSUs to other management. The vesting period of the program is three years for key employees. The exercise price is set at DKK 220.6. The exercise period is 360 days from each vesting date. The fair value of the options granted in 2023 was determined using the Black-Scholes model  and amounts to USD 10.8m. The average remaining contractual life for the restricted shares as of December 31, 2023 was 1.5 years, and as of December 31, 2024 was one year. In addition to the RSUs granted above, the other management is granted a total of 1,333,222 RSUs in the Additional Retention
Program on similar terms as outlined above, with the exception that the strike price for these RSUs is set to one US cent and that all
RSUs will vest on March 01, 2026. The fair value of the options in the Additional Retention Program granted in 2023 was determined using the Black-Scholes model and amounts to USD 40.4m.
In 2024, the Board of Directors agreed to grant a total of 1,214,986 RSUs to other management. The vesting period of the program is three years for key employees. The exercise price is set at DKK 258.4. The exercise period is  360 days from each vesting date. The fair value of the options granted in 2024 was determined using the Black-Scholes model and amounts to USD 8.1m. The average remaining contractual life for the restricted shares as of December 31, 2024 is 1.5 years.
Accounting Policies
Employee benefits
Wages, salaries, social security contributions, holiday and sick leave, bonuses, and other monetary and non-monetary benefits are recognized in the year in which the employees render the associated services. Please also refer to the accounting policy for share-based payment.
Pension plans
The Group has entered into defined contribution plans only. Pension costs related to defined contribution plans are recorded in the income statement in the year to which they relate.
Share-based payments
The Group makes equity-settled share-based payments to certain employees, which are measured at fair value at the date of grant and expensed on a straight-line basis over the vesting period, based on the Group’s estimate of shares which will eventually vest. The fair value of the share schemes is calculated using the Black-Scholes model at the grant date.